Net Income Per Share (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2023		Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss for the period from February 13, 2023 through March 31, 2023	$ 18,777		$ 1,081
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through June 30, 2023	(10,744)		(19,080)
Net income for the period from February 13, 2023 through June 30, 2023 attributable to the Company	29,521		20,161
Less: Cumulative preferred dividends	(655)		(983)
Net income for the period from February 13, 2023 through June 30, 2023 attributable to Class A common shareholders	$ 28,866		$ 19,178
Denominator
Basic weighted-average shares of Class A common stock outstanding	15,705,265		15,543,800			122,501,241	122,500,000
RSUs and Options	1,457,129		1,505,845
Series A Preferred Stock	2,221,207		2,207,590
Warrants			4,934,618
Diluted weighted-average shares of Class A common stock outstanding	19,383,601		24,191,853			122,501,241	122,500,000
Net income per share of Class A common stock – basic	$ 1.84	[1]	$ 1.23	[1]		$ (0.05)	$ (0.29)
Net income per share of Class A common stock – diluted	$ 1.52	[1]	$ 0.83	[1]		$ (0.05)	$ (0.29)

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and income per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through June 30, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Income per Share for additional information.